Condensed Consolidated Statements of Cash Flows $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Cash flows from operating activities
Net income	$ 224.0	$ 341.0
Adjustments to reconcile net income to net cash provided by operating activities:
Interest revenue	(3.1)
Other interest income	(0.6)
Depletion and depreciation	111.1	136.1
Share-based compensation expenses	2.9	3.2
Gain on disposal of royalty interests	(0.3)	(3.7)
Unrealized foreign exchange loss (gain)	7.8	(3.5)
Deferred income tax expense	56.3	15.1
Other non-cash items	(0.3)	(2.0)
Acquisition of gold bullion	(32.4)	(25.2)
Proceeds from sale of gold bullion	16.6	18.6
Changes in other assets	(17.4)
Operating cash flows before changes in non-cash working capital	364.6	479.6
Changes in non-cash working capital:
Increase in receivables	(9.9)	(8.7)
Decrease (increase) in prepaid expenses and other	2.5	(4.0)
Increase in current liabilities	15.7	4.8
Net cash provided by operating activities	372.9	471.7
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(163.1)	(270.8)
Advances of loans receivable	(83.5)
Acquisition of investments	(11.0)	(0.5)
Proceeds from repayment of loan receivable	18.9
Proceeds from sale of royalty interests	11.2	7.0
Proceeds from sale of investments	1.1	1.9
Acquisition of energy well equipment	(0.7)	(0.8)
Acquisition of property and equipment	(0.1)
Net cash used in investing activities	(227.2)	(263.2)
Cash flows used in financing activities
Payment of dividends	(119.2)	(116.4)
Proceeds from exercise of stock options	2.7	2.9
Revolving credit facility amendment costs	(0.8)
Net cash used in financing activities	(117.3)	(113.5)
Effect of exchange rate changes on cash and cash equivalents	(11.3)	3.6
Net change in cash and cash equivalents	17.1	98.6
Cash and cash equivalents at beginning of period	1,421.9	1,196.5
Cash and cash equivalents at end of period	1,439.0	1,295.1
Supplemental cash flow information:
Income taxes paid	42.5	50.9
Dividend income received	4.2	5.6
Interest and standby fees paid	$ 1.0	$ 1.2